Liability under insurance contracts and reinsurance contracts - Summary of measurement element in reinsurance contract assets (liabilities) for which the premium distribution (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	₩ 88,772
Beginning balance, Reinsurance contract liabilities	62,803
Reinsurance finance income and expense, Other comprehensive income	(28,283)	₩ 46,320
Reinsurance finance income and expense	(516,097)	807,964	₩ 0
Ending balance, Reinsurance contract assets	88,353	88,772
Ending balance, Reinsurance contract liabilities	93,240	62,803
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	0	(1)
Initial recognition effect of new contracts for the current period	15,691	68,616
Changes related to future services	(35,360)	(7,810)
Contractual service margin amortization	(914,643)	(901,808)
Risk-adjusted change	(101,902)	(109,301)
Experience adjustment	(105,149)	(26,877)
Changes related to current service	(1,121,694)	(1,037,986)
Adjustment of accident factors	11,468	(37,104)
Reinsurance finance income and expense	5,179,467	(5,532,942)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	6,209,129	6,875,883
Cash flow for the period	(1,623,401)	(1,297,641)
Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	59,017	0
Beginning balance, Reinsurance contract liabilities	(62,770)	(281,764)
Beginning balance, Net reinsurance contract assets (liabilities)	(3,753)	(281,764)
Change in contractual service margin adjustment estimate	1,210	(4,737)
Initial recognition effect of new contracts for the current period	170	2,050
Changes related to future services	1,380	(2,687)
Contractual service margin amortization	(15,389)	(16,022)
Risk-adjusted change	(2,485)	(2,445)
Experience adjustment	16,943	19,485
Changes related to current service	(931)	1,018
Adjustment of accident factors	(32,100)	(25,677)
Reinsurance finance income and expense, Current profit or loss	(864)	(1,179)
Reinsurance finance income and expense, Other comprehensive income	(28,293)	46,320
Reinsurance finance income and expense	(29,157)	45,141
Cash flow for the period, Reinsurance premium paid	229,319	440,630
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(43,405)	(35,130)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	(152,052)	(145,284)
Cash flow for the period	33,862	260,216
Other increase/decrease	351
Ending balance, Reinsurance contract assets	62,814	59,017	0
Ending balance, Reinsurance contract liabilities	(93,162)	(62,770)	(281,764)
Ending balance, Net reinsurance contract assets (liabilities)	(30,348)	(3,753)	(281,764)
Present value estimate of future cash flows [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	350,007	(46,515)
Initial recognition effect of new contracts for the current period	(991,607)	(792,097)
Changes related to future services	(688,297)	(914,229)
Contractual service margin amortization	0	0
Risk-adjusted change	0	0
Experience adjustment	(105,141)	(26,844)
Changes related to current service	(105,141)	(26,844)
Adjustment of accident factors	21,880	(27,113)
Reinsurance finance income and expense	4,756,239	(5,742,116)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	6,209,129	6,875,883
Cash flow for the period	(1,623,401)	(1,297,641)
Present value estimate of future cash flows [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	(52,365)	0
Beginning balance, Reinsurance contract liabilities	(168,825)	(421,703)
Beginning balance, Net reinsurance contract assets (liabilities)	(221,190)	(421,703)
Change in contractual service margin adjustment estimate	42,958	(34,424)
Initial recognition effect of new contracts for the current period	(10,008)	(68,578)
Changes related to future services	32,950	(103,002)
Contractual service margin amortization	0	0
Risk-adjusted change	0	0
Experience adjustment	16,943	19,485
Changes related to current service	16,943	19,485
Adjustment of accident factors	(31,062)	(24,999)
Reinsurance finance income and expense, Current profit or loss	(8,686)	(8,125)
Reinsurance finance income and expense, Other comprehensive income	(31,987)	56,938
Reinsurance finance income and expense	(40,673)	48,813
Cash flow for the period, Reinsurance premium paid	229,319	440,630
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(43,405)	(35,130)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	(152,052)	(145,284)
Cash flow for the period	33,862	260,216
Other increase/decrease	351
Ending balance, Reinsurance contract assets	(26,683)	(52,365)	0
Ending balance, Reinsurance contract liabilities	(182,136)	(168,825)	(421,703)
Ending balance, Net reinsurance contract assets (liabilities)	(208,819)	(221,190)	(421,703)
Risk adjustment for non-financial risks [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	(84,549)	7,259
Initial recognition effect of new contracts for the current period	105,353	106,962
Changes related to future services	16,608	113,413
Contractual service margin amortization	0	0
Risk-adjusted change	(101,902)	(109,301)
Experience adjustment	(8)	0
Changes related to current service	(101,910)	(109,301)
Adjustment of accident factors	(10,412)	(9,991)
Reinsurance finance income and expense	95,607	(115,567)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Risk adjustment for non-financial risks [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	16,522	0
Beginning balance, Reinsurance contract liabilities	22,870	42,240
Beginning balance, Net reinsurance contract assets (liabilities)	39,392	42,240
Change in contractual service margin adjustment estimate	4,630	3,218
Initial recognition effect of new contracts for the current period	1,254	6,142
Changes related to future services	5,884	9,360
Contractual service margin amortization	0	0
Risk-adjusted change	(2,485)	(2,445)
Experience adjustment	0	0
Changes related to current service	(2,485)	(2,445)
Adjustment of accident factors	(1,038)	(678)
Reinsurance finance income and expense, Current profit or loss	1,711	1,533
Reinsurance finance income and expense, Other comprehensive income	3,694	(10,618)
Reinsurance finance income and expense	5,405	(9,085)
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	18,538	16,522	0
Ending balance, Reinsurance contract liabilities	28,620	22,870	42,240
Ending balance, Net reinsurance contract assets (liabilities)	47,158	39,392	42,240
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	570,862	434,892
Initial recognition effect of new contracts for the current period	0	0
Changes related to future services	570,862	434,892
Contractual service margin amortization	(215,795)	(218,251)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(215,795)	(218,251)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	76,583	67,170
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Fair value method [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	47,211	0
Beginning balance, Reinsurance contract liabilities	68,110	97,699
Beginning balance, Net reinsurance contract assets (liabilities)	115,321	97,699
Change in contractual service margin adjustment estimate	(71,099)	26,001
Initial recognition effect of new contracts for the current period	0	0
Changes related to future services	(71,099)	26,001
Contractual service margin amortization	(8,120)	(11,589)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(8,120)	(11,589)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	3,188	3,210
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	3,188	3,210
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	15,224	47,211	0
Ending balance, Reinsurance contract liabilities	24,066	68,110	97,699
Ending balance, Net reinsurance contract assets (liabilities)	39,290	115,321	97,699
Etc [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	(176,540)	(24,732)
Initial recognition effect of new contracts for the current period	901,945	753,751
Changes related to future services	725,247	729,019
Contractual service margin amortization	(162,449)	(50,830)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(162,449)	(50,830)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	47,741	16,742
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Etc [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	47,649	0
Beginning balance, Reinsurance contract liabilities	15,075	0
Beginning balance, Net reinsurance contract assets (liabilities)	62,724	0
Change in contractual service margin adjustment estimate	24,721	468
Initial recognition effect of new contracts for the current period	8,924	64,486
Changes related to future services	33,645	64,954
Contractual service margin amortization	(7,269)	(4,433)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(7,269)	(4,433)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	2,923	2,203
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	2,923	2,203
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	55,735	47,649	0
Ending balance, Reinsurance contract liabilities	36,288	15,075	0
Ending balance, Net reinsurance contract assets (liabilities)	92,023	62,724	0
Sub-total [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	(265,458)	39,255
Initial recognition effect of new contracts for the current period	901,945	753,751
Changes related to future services	636,329	793,006
Contractual service margin amortization	(914,643)	(901,808)
Risk-adjusted change	0	0
Experience adjustment	0	(33)
Changes related to current service	(914,643)	(901,841)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	327,621	324,741
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Sub-total [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	94,860	0
Beginning balance, Reinsurance contract liabilities	83,185	97,699
Beginning balance, Net reinsurance contract assets (liabilities)	178,045	97,699
Change in contractual service margin adjustment estimate	(46,378)	26,469
Initial recognition effect of new contracts for the current period	8,924	64,486
Changes related to future services	(37,454)	90,955
Contractual service margin amortization	(15,389)	(16,022)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(15,389)	(16,022)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	6,111	5,413
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	6,111	5,413
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	70,959	94,860	0
Ending balance, Reinsurance contract liabilities	60,354	83,185	97,699
Ending balance, Net reinsurance contract assets (liabilities)	₩ 131,313	₩ 178,045	₩ 97,699